Investment Strategy	Jul. 09, 2025
DEFIANCE 2X DAILY LONG PURE QUANTUM ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks daily leveraged investment results, before fees and expenses, that correspond to two times (2X) the performance of an actively managed group of “pure quantum” company securities (described below)(the “Target Portfolio”) by employing derivatives, namely swap agreements and/or listed options contracts. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day, generally 4:00 p.m. Eastern Time.

The Fund seeks to gain leveraged 2X exposure to the Target Portfolio securities primarily through swap agreements or listed options strategies (described below).

The Fund defines “Pure Quantum Companies” as companies with at least 50% of their (i) annual revenue derived from, or (ii) operating activity engaged in, the development of quantum computing or machine learning. This includes, but is not limited to, companies engaged in:

●	The development of quantum hardware and software solutions;
●	Advancing communication systems leveraging quantum principles;
●	Innovating technologies enabling quantum and traditional computational interactions; or
●	Producing enabling components, such as quantum sensors or advanced quantum materials.
●	The development of machine learning technology (i.e., technology that seeks to enable computer systems to learn from data and improve their performance on specific tasks without explicit programming).

The term “quantum computing” refers to a type of computing that uses the principles of physics involving subatomic particles to process information faster and in more flexible ways than traditional computers. In traditional computing, a bit is limited to storing only a zero or a one, while a subatomic particle can store and process an infinite number of values at the same time, allowing it to solve large and complex problems much faster By taking advantage of quantum properties like superposition (the ability of a quantum system to exist in multiple states at once) and entanglement (a connection between particles where the state of one instantly influences the state of another, even at a distance), quantum computers may lead to progress in a wide range of fields, including data security, scientific research, advanced manufacturing, and next-generation technologies.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Target Portfolio, and may return substantially less during such periods. During such periods, the Fund's actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

Target Portfolio Selection

The Adviser employs a thematic and qualitative approach to identify and select a focused portfolio of generally between 5 and 10 companies aligned with the Fund’s quantum computing investment theme. The selection process emphasizes companies that demonstrate meaningful participation in the quantum computing technologies. Subject to the Fund’s 80% policy, if the Adviser determines there are insufficient Pure Quantum Companies, the Fund may invest in “secondary technology companies,” which are companies that develop, support, or are involved in the application of quantum computing. The companies in the Target Portfolio are primarily U.S. large-capitalization companies that are listed on U.S. exchanges, including American Depositary Receipts (“ADRs”) of foreign companies.

The Adviser evaluates companies using a combination of thematic criteria, including:

●	Core Quantum Activities: Companies must identify quantum computing as a primary operational focus, demonstrated through stated objectives, product development efforts, or industry collaborations.

●	Industry Leadership: Emphasis is placed on companies recognized for innovation, ownership of significant patents, or participation in prominent quantum computing research and development initiatives.

●	Emerging Potential: Priority is given to companies achieving substantial advancements or demonstrating momentum in quantum computing applications, reflecting their potential for a growing impact within the industry.

●	Secondary Technology Companies: If there are insufficient pure quantum computing companies that meet the criteria, additional technology firms involved in the development, support, or application of quantum computing may be included as secondary selections.

Based on a proprietary evaluation framework, the Adviser constructs the Fund’s portfolio with generally between 5 and 10 holdings. The Fund invests in derivative instruments that provide exposure to the securities that comprise the Target Portfolio, and does not invest directly in the securities of the Target Portfolio companies. The number of Fund portfolio holdings may be influenced by the availability of eligible pure quantum companies, the suitability of secondary selections, and on the Fund’s ability to source the required leverage for each security. Each trading day, the Target Portfolio will generally be rebalanced so that each underlying security is equally weighted. To manage overall portfolio risk, the Adviser may adjust individual weightings to mitigate exposure to securities exhibiting extreme volatility, high correlations, or other characteristics that could disproportionately affect performance. Additionally, if regulatory constraints arise from the Target Portfolio’s composition prevent the Fund’s derivatives portfolio from achieving 2X returns, the Adviser may adjust the Target Portfolio to enhance the Fund’s ability to achieve its investment objective.

The Fund generally employs an equal-weighting methodology across its holdings. Adjustments may be made to account for liquidity constraints, market conditions, or specific company risk factors.

To maintain alignment with advancements in quantum computing technologies, shifts in company focus, and emerging opportunities, the Adviser will, at least quarterly, either reconfirm the construction of the Target Portfolio or establish a new Target Portfolio with different underlying securities.

The Adviser may, at its discretion, make adjustments to the Target Portfolio at any time, including between scheduled rebalancing periods. These adjustments may include adding or removing securities based on developments deemed material by the Adviser, including companies making significant breakthroughs, announcing material developments, or benefiting from advancements in the quantum sector. Additionally, if regulatory constraints arise from the Target Portfolio’s composition that prevent the Fund’s derivatives portfolio from achieving 2X returns, the Adviser may adjust the Target Portfolio to enhance the Fund’s ability to achieve its investment objective.

Each trading day, the Fund’s current portfolio holdings will be published on the Fund’s website at www.defianceetfs.com.

Derivatives Portfolio Selection

The Fund will enter into one or more swap agreements with financial institutions for a specified period, which may range from one day to longer than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the underlying security in the Target Portfolio. If the Fund is unable to obtain the necessary exposure through swaps or other derivatives, or encounters other constraints (e.g., market or regulatory), the Fund may not always achieve investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Fund’s Target Portfolio, and may return substantially less during such periods.

At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain leveraged exposure of approximately 200% to the aggregate performance of the Fund’s Target Portfolio.

For examples of a hypothetical investment in the Fund, see the prospectus section entitled “Additional Information About the Fund – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the volatility of the Target Portfolio; b) the performance of the Target Portfolio; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

The Fund may also utilize listed options to seek to achieve leveraged 2X exposure to the Target Portfolio securities. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of one or more Target Portfolio securities, offering immediate intrinsic value). A “strike price” is the predetermined price at which the holder of an option can buy (call) or sell (put) the underlying security. Additionally, the Fund may use other option strategies to produce similar exposure to the Target Portfolio securities, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective. See the provision in the Prospectus entitled “Additional Information About the Fund,” for more information about the Fund’s use of options.

Collateral

The Fund will hold assets to serve as collateral for the Fund’s derivatives transactions. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund has adopted a policy of investing at least 80% of its net assets in securities or financial instruments designed to provide 2X the daily performance of a portfolio of Pure Quantum Companies.

The Fund will be concentrated in the quantum computing industry or group of industries.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Target Portfolio over the same period. The Fund will lose money if the Target Portfolio’s performance is flat over time, and because of daily rebalancing, the volatility of the Target Portfolio and the effects of compounding, the Fund may lose money over time while the Target Portfolio’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy of investing at least 80% of its net assets in securities or financial instruments designed to provide 2X the daily performance of a portfolio of Pure Quantum Companies.
DEFIANCE HOT SAUCE DAILY 2X STRATEGY ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks daily leveraged investment results, before fees and expenses, that correspond to two times (2X) the performance of an actively managed group of “hot sauce” securities (described below)(the “Target Portfolio”) by employing derivatives, namely swap agreements and/or listed options contracts. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day, generally 4:00 p.m. Eastern Time.

The Fund defines “hot sauce” securities as equity securities of companies that have captured strong interest from retail traders, often marked by high trading activity, sharp price movements, and elevated volatility. These stocks also tend to show significant market capitalization growth and high beta (a measure of a stock’s volatility relative to the broader market), signaling increased retail engagement. To be clear, the term “hot sauce” as used in the Fund’s name does not refer to companies in the food or condiment industry but instead describes securities characterized by high volatility, significant retail trading activity, and momentum-driven dynamics.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Target Portfolio, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

Target Portfolio Selection

The Adviser employs a disciplined, quantitatively driven approach to identify and select a focused portfolio of 5 to 20 high-momentum “hot sauce” securities (securities demonstrating strong upward price trends over a specified period, typically accompanied by elevated trading volumes and volatility). The methodology is sector-agnostic, allowing the Fund to select securities from any industry or sector, provided they meet the quantitative criteria aligned with the Fund’s momentum and volatility-driven objectives. Underlying securities will be either US equity securities or securities listed on US stock exchanges.

The Adviser evaluates securities using a combination of key financial metrics, including:

●	Average 30-Daily Trading Volume (ADTV): Securities experiencing ADTV, greater than ADTV in their respective markets.

●	Liquidity: Preference for highly liquid securities, which reflects the availability and depth of liquidity across stocks, options, and swaps (enabling efficient execution and exit in volatile or heavily traded positions). Higher liquidity often reflects increased investor interest.

●	Market Capitalization: Emphasis on securities with large or growing market capitalizations, which are often driven by heightened media visibility or retail interest. The Fund considers securities showing a 50% to 100% increase in market capitalization within a one-year period to be indicative of expanding retail investor attention.

●	Beta: Preference for securities with high beta relative to the market or their industry peers (suggesting volatility and the potential for exaggerated moves, appealing to retail momentum traders). Beta measures a security’s sensitivity to movements in the broader market, indicating how much its price is expected to move in relation to overall market changes. High-beta securities often attract retail investors looking to capitalize on short-term price swings.

●	Implied Volatility: Emphasis on securities with elevated implied volatility, which reflects the market’s expectations for future price movements. Specifically, a security’s 1-month at-the-money (ATM) call implied volatility must exceed the average 1-month ATM call implied volatility of securities in the same sector. An option is considered ATM when its strike price is approximately equal to the current trading price of the underlying security—these options are sensitive to volatility and typically are actively traded. Securities with high implied volatility often appeal to speculative investors seeking potentially high returns, despite the associated risk.

●	Realized Volatility: Emphasis on securities with high realized volatility, representing the actual price fluctuations observed over time. The security’s 30-day annualized realized volatility must be higher than the average 30-day annualized volatility of securities in the same sector. Like implied volatility, high realized volatility may attract speculative investors drawn to assets with the potential for large price swings.

●	Short Interest: Preference for securities with elevated or rising short interest, which may attract retail traders anticipating a short squeeze—a rapid price increase driven by short sellers covering their positions under pressure.

●	Options Volume: Emphasis on securities with high or increasing options trading volume (often a sign of substantial retail or speculative activity around potential price movements in the underlying stock).

For glossary of financial terms, see the prospectus section entitled “Additional Information About the Fund – Principal Investment Strategies.”

Based on a proprietary scoring system, the Adviser selects the top-scoring 5 to 20 securities, with risk management controls in place to avoid excessive single-stock or industry concentration. The number of Fund holdings depends on how many securities meet the scoring thresholds and on the Fund’s ability to source the required leverage for each security. Each trading day, the Target Portfolio will generally be rebalanced so that each underlying security is approximately equally weighted. To manage overall portfolio risk, the Adviser may adjust individual weightings to mitigate exposure to securities exhibiting extreme volatility, high correlations, or other characteristics that could disproportionately affect performance. Additionally, if liquidity constraints affect the derivative instruments of an underlying security, or if regulatory constraints arise either from the composition of the Target Portfolio itself or from its impact on the Fund’s derivatives portfolio, the Adviser may adjust the Target Portfolio to better enable the Fund to achieve its investment objective.

To maintain alignment with the dynamic nature of “hot sauce” securities, the Fund’s Adviser will, at least quarterly, either reconfirm the construction of the Target Portfolio or establish a new Target Portfolio by replacing some or all of its underlying securities. Additionally, if regulatory constraints arise from the Target Portfolio’s composition prevent the Fund’s derivatives portfolio from achieving 2X returns, the Adviser may adjust the Target Portfolio to enhance the Fund’s ability to achieve its investment objective. Each day, the Fund’s then-current Target Portfolio will be available on the Fund’s website at www.defianceetfs.com.

Derivatives Portfolio Selection

The Fund will enter into one or more swap agreements with financial institutions for a specified period, which may range from one day to longer than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the underlying security in the Target Portfolio. If the Fund is unable to obtain the necessary exposure through swaps or other derivatives, or encounters other constraints (e.g., market or regulatory), the Fund may not always achieve investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Fund’s Target Portfolio, and may return substantially less during such periods.

At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain leveraged exposure of approximately 200% to the aggregate performance of the Fund’s Target Portfolio.

For examples of a hypothetical investment in the Fund, see the prospectus section entitled “Additional Information About the Fund – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the volatility of the Target Portfolio; b) the performance of the Target Portfolio; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

The Fund may also utilize listed options to seek to achieve leveraged 2X exposure to the Target Portfolio securities. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of one or more Target Portfolio securities, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Target Portfolio securities, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective. See the provision in the Prospectus entitled “Additional Information About the Fund,” for more information about the Fund’s use of options.

Collateral

The Fund will hold assets to serve as collateral for the Fund’s derivatives transactions. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund has adopted a policy of having at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Target Portfolio securities.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Target Portfolio over the same period. The Fund will lose money if the Target Portfolio’s performance is flat over time, and because of daily rebalancing, the volatility of the Target Portfolio and the effects of compounding, the Fund may lose money over time while the Target Portfolio’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy of having at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Target Portfolio securities.
DEFIANCE MAGA SEVEN ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) designed to provide targeted exposure to companies that appear positioned to benefit from the economic, regulatory, and policy environment shaped by the Trump administration and its potential future impact. The Fund’s portfolio will consist of seven companies (the “MAGA Seven”), selected based on their alignment with key themes such as deregulation, domestic economic growth, energy independence, infrastructure spending, artificial intelligence investment, and national security. By maintaining a focused, equal-weighted portfolio, the Fund seeks to capture opportunities within industries expected to benefit from these policies. To achieve its investment objective, the Fund will invest in the MAGA Seven primarily synthetically through derivatives, and secondarily, by direct investments.

Investment Selection Process

The Adviser, actively selects and manages the Fund’s MAGA Seven portfolio based on both qualitative and quantitative factors. The Adviser evaluates companies based on their alignment with policies and initiatives promoted by President Trump and his administration, including those expected to persist even after his tenure in office. Specifically, the Adviser will assess:

●	Regulatory Positioning: Companies poised to benefit from (or that are benefiting from) deregulation and favorable policy treatment, particularly in industries such as energy, defense, infrastructure, and artificial intelligence.
●	Economic Growth Exposure: Companies well-positioned to benefit from Trump-era tax policies, corporate-friendly economic policies, or domestic manufacturing and supply chain shifts.
●	Geopolitical and National Security Considerations: Companies aligned with national security and defense initiatives, as well as those strategically positioned for continued government contracts or domestic industry protections.
●	Direct and Indirect Political Alignment: Companies with leadership, business models, or lobbying activities that align with the Trump administration’s policies or political network.

From this broader universe of companies, the Adviser selects the seven companies it determines appear best positioned for growth based on their alignment with Trump-era policies. This selection process considers factors such as regulatory positioning, economic exposure, and geopolitical advantages to identify companies expected to benefit most from policy-driven tailwinds. The final selection is dynamic and may evolve based on shifts in the political and economic landscape, seeking to ensure that the Fund’s portfolio remains responsive to key policy developments and market conditions.

Portfolio Construction

The Fund follows an equal-weight methodology, ensuring that each of the seven selected companies maintains an approximately equal position in the portfolio. The selection of the MAGA Seven companies is dynamic and will evolve based on changing market conditions, emerging policy developments, and corporate strategies that demonstrate continued alignment with these themes. The Adviser reallocates and reconstitutes the Fund’s portfolio on at least a quarterly basis. In addition, individual security changes may trigger additional portfolio changes, which may include:

●	Company Removal: If the Adviser determines that a company no longer aligns with the MAGA Seven theme—whether due to business model shifts, regulatory or economic developments, or other material factors—it will be removed from the Fund’s portfolio, and a replacement will be selected.
●	New Additions: If a new company is identified as a strong candidate due to its increased alignment with Trump-era or future policies, it will be added to the Fund’s portfolio, it will be added to the Fund’s portfolio, replacing an existing holding and prompting a full reallocation to maintain equal weighting.
●	Market Responsiveness: The Adviser may adjust holdings as necessary to seek to capture emerging opportunities or respond to significant changes in the Trump policy environment.
●	Regulatory Requirements: The Adviser may adjust holdings as necessary to enable the Fund to comply with applicable regulatory and tax requirements.

Derivatives

The Fund will primarily gain exposure to the selected companies through total return swaps. Additionally, the Fund may employ listed option contracts as to achieve long exposure to the companies on an as-needed basis. The Fund will create this synthetic long asset by purchasing at-the-money (ATM) calls and selling an equivalent number of ATM puts with the same expiration date. This approach provides flexibility for the Fund to adjust its exposure in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements.

Portfolio Attributes

The Fund invests in U.S. companies that meet the MAGA Seven selection criteria. In addition to gaining synthetic exposure to these companies through swaps and options, the Fund may also invest directly in their common stocks.

As of the date of this prospectus, the Fund’s exposure is expected to be heavily weighted toward specific sectors, particularly energy, defense, infrastructure, and technology. The Fund’s investments may include small-, medium- and large-capitalization companies.

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities and swaps that provide exposure to MAGA Seven companies.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities and swaps that provide exposure to MAGA Seven companies.